Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivables
Trade And Other Receivables [Line Items]
Non-related party	₩ 48,050	₩ 57,793
Related party	5,254	2,547
Less : Loss allowance	(689)	(579)	₩ (165)	₩ (22)
Accounts receivables, net	52,615	59,761
Other receivables
Trade And Other Receivables [Line Items]
Non-related party	1,085	13
Related party	0	0
Less : Loss allowance	(5)	(5)	₩ (4)	₩ (84)
Other receivables, net	₩ 1,080	₩ 8